Shareholders' Equity (Details 3) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Warrants
Beginning balance	6,669,274	5,054,759	482,555
Issued		2,133,750	4,547,204
Exercised		(519,235)	(25,000)
Ending Balance	6,669,274	6,669,274	5,054,759
Weighted Average Remaining Term (Years)
Outstanding beginning	4 years 2 months 23 days	5 years 26 days	11 years 2 months 12 days
Issued		5 years	5 years
Exercised		4 years 2 months 1 day	4 years 7 months 2 days
Outstanding ending	3 years 11 months 23 days	4 years 2 months 23 days	5 years 26 days
Weighted Average Exercise Price
Beginning balance	$ 5.38	$ 5.72	$ 5.51
Issued		4.06	5.82
Exercised		4.07	6.25
Ending balance	5.38	5.38	5.72
Average Intrinsic Value
Beginning balance	0.03	0.61	1.38
Issued		0.00	0.00
Exercised		1.32	0.06
Ending balance	$ 0.01	$ 0.03	$ 0.61